Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan's management evaluated subsequent events through June 05, 2026, which is the date these financial statements were available to be issued, and determined that, other than those disclosed throughout the financial statements, no additional disclosures were required.